Prepaid expenses	12 Months Ended
Dec. 31, 2011
Prepaid Expenses Disclosure [Abstract]
Prepaid expenses

4. Prepaid expenses

	December 31,	December 31,
	2011	2010
	$	$

Prepaid operations and maintenance fees (i)	5,280,000	-
Other	1,968,572	1,393,764
	7,248,572	1,393,764
Less: Current	(4,388,572)	(1,393,764)
	2,860,000	-

  (i)         Pursuant to the terms of the Gamesa Wind U.S. LLC (“Gamesa”) TSA, the Company prepaid the first two years of operations and maintenance services.